Performance (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of revenue
Revenue from contracts with customers from continuing operations:

		2023	2022	2021
$ millions	Timing of revenue recognition	Group	Group	Group
Mobile	Over time	2,949	2,916	1,963
Mobile Financial Services	Point in time	44	40	37
Fixed and other services	Over time	2,192	2,145	1,938
Other	Over time	65	69	60
Service Revenue		5,250	5,171	3,997
Telephone and equipment	Point in time	411	454	263
Revenue from contracts with customers		5,661	5,624	4,261

Disclosure of cost of sales
The various costs and expenses incurred by the Group can be summarized as presented below. The Group recognizes and categorizes expenses by their nature as either 'equipment, programming and other direct costs' which are those more directly related to the generation of revenue or as '(Other) operating expenses and income' which are rather indirect costs. As a result, 'equipment, programming and other direct costs' specifically excludes the following costs/expense which are further detailed below and elsewhere in the consolidated financial statements:
•'Operating expenses, net' further detailed below;
•Depreciation and amortization, which are further detailed in Notes E.1.3. ‘Movements in intangible assets’, E.2.2. ‘Movements in tangible assets’ and E.3. ‘Right of use assets’.
•‘Other operating income (expenses), net’, also further detailed below.
Equipment, programming and other direct costs

	2023	2022	2021
	(US$ millions)
Cost of telephone, equipment and other accessories	(386)	(425)	(256)
TV Content and data costs	(349)	(361)	(320)
Voice airtime and transmission costs	(234)	(261)	(202)
Bad debt and obsolescence cost	(141)	(124)	(86)
Call center costs	(72)	(84)	(90)
Transmission and other costs	(19)	(17)	(47)
Other costs	(306)	(234)	(196)
Equipment, programming and other direct costs	(1,507)	(1,506)	(1,197)

Disclosure of operating expenses
Operating expenses, net
Operating expenses incurred by the Group can be summarized as follows.

	2023	2022	2021
	(US$ millions)
Marketing expenses	(536)	(570)	(450)
Site and network maintenance costs	(322)	(310)	(233)
Employee related costs (B.4.)	(614)	(494)	(474)
External and other services	(281)	(251)	(164)
Other operating expenses	(290)	(266)	(224)
Operating expenses, net	(2,043)	(1,890)	(1,546)

Disclosure of other operating income (expense)
Other operating income (expenses), net
The other operating income and expenses incurred by the Group can be summarized as follows:

	Notes	2023	2022	2021
		(US$ millions)
Impairment of intangible assets and property, plant and equipment	E.1., E.2.	(3)	(7)	(6)
Gain (loss) on disposals of intangible assets and property, plant and equipment		6	1	5
Reverse earn-out in respect of Zantel's acquisition (i)		—	2	11
Gain (loss) on disposal of equity investments (ii)		—	—	(15)
Other income (expenses) (iii)		8	2	10
Other operating income (expenses), net		10	(2)	5
(i)     In January 2022, Millicom received $11 million from Etisalat as earn-out income related to the purchase of Zantel in 2015. This settlement was considered as an adjusting event and recorded in 'other operating income' in the 2021 statement of income.
(ii) In June 2021, Millicom disposed of its entire stake in Helios Towers plc for a total net consideration of $163 million, triggering a net loss on disposal of $15 million recorded in the statement of income under ‘other operating income (expenses), net’. The changes in fair value prior to the disposal were shown under "Other non-operating (expenses) income, net".
(iii) In 2021, other income (expenses) can be mainly attributed to social obligations spectrum liability derecognition in Paraguay of $4 million and reversal provision related to Ghana of $4 million. In 2023 other income is mainly attributed to contract lease modification in Colombia for $2 million and social obligation spectrum liability derecognition in Paraguay for $3 million.
Disclosure of operating segments
Revenue, Service revenue, EBITDA, capital expenditures and other segment information for the years ended December 31, 2023, 2022 and 2021, are shown on the below:

December 31, 2023	Guatemala	Colombia	Panama	Bolivia	Honduras	Paraguay	Other reportable segments (v)	Total for reportable segments	Inter-segment and other eliminations(iv)	Total Group
	(US$ millions)
Service revenue(i)	1,339	1,268	669	601	572	544	847	5,842	(591)	5,250
Telephone and equipment revenue	225	45	50	11	39	24	55	450	(39)	411
Revenue	1,564	1,313	719	613	612	568	902	6,292	(631)	5,661
Inter-segment revenue	8	3	2	—	5	3	7	28	n/a	n/a
Revenue from external customers	1,556	1,311	717	613	607	565	895	6,264	n/a	n/a
EBITDA(ii)	807	420	296	224	272	236	352	2,609	(498)	2,111
Capital expenditures (iii)	183	161	100	92	103	97	148	883	(73)	809
(i)     Service revenue is revenue related to the provision of ongoing services such as monthly subscription fees for mobile and broadband, airtime and data usage fees, interconnection fees, roaming fees, mobile finance service commissions and fees from other telecommunications services such as data services, short message services, installation fees and other value-added services excluding telephone and equipment sales.
(ii)    EBITDA is operating profit excluding impairment losses, depreciation and amortization and gains/losses on the disposal of fixed assets.
(iii)    Capital expenditures correspond to additions of property, plant and equipment, as well as operating intangible assets, excluding spectrum and licenses. The Group capital expenditure additions can be reconciled with notes E.1.3.. and E.2.2.for amounts of $116 million and $693 million respectively (2022: $150 million and $823 million, respectively).
(iv)    Includes intercompany eliminations, unallocated items and Honduras as a joint venture.
(v)    Includes our operations in El Salvador, Nicaragua and Costa Rica.

December 31, 2022	Guatemala	Colombia	Panama	Bolivia	Honduras	Paraguay	Other reportable segments (v)	Total for reportable segments	Inter-segment and other eliminations(iv)	Total Group
	(US$ millions)
Service revenue(i)	1,373	1,253	624	608	549	530	801	5,739	(568)	5,171
Telephone and equipment revenue	245	83	27	13	37	26	60	491	(37)	454
Revenue	1,618	1,335	651	621	586	556	861	6,230	(605)	5,624
Inter-segment revenue	8	4	2	—	4	2	7	28	n/a	n/a
Revenue from external customers	1,611	1,331	649	621	582	554	854	6,202	n/a	n/a
EBITDA(ii)	857	404	298	242	262	245	330	2,638	(409)	2,228
Capital expenditures (iii)	197	277	106	124	78	107	138	1,028	(55)	973

December 31, 2021	Guatemala	Colombia	Panama	Bolivia	Honduras	Paraguay	Other reportable segments (v)	Total for reportable segments	Inter-segment and other eliminations(iv)	Total Group
	(US$ millions)
Service revenue(i)	1,365	1,319	608	612	548	526	762	5,739	(1,741)	3,997
Telephone and equipment revenue (i)	236	95	25	12	41	30	66	503	(240)	263
Revenue	1,601	1,414	633	623	589	555	827	6,242	(1,982)	4,261
Inter-segment revenue	7	4	2	—	4	2	8	27	n/a	n/a
Revenue from external customers(ii)	1,593	1,409	631	623	586	553	820	6,216	n/a	n/a
EBITDA(ii)	857	441	281	249	259	242	310	2,640	(1,123)	1,517
Capital expenditures (iii)	197	318	128	119	81	114	154	1,111	(188)	922
Reconciliation of EBITDA for reportable segments to the Group Profit before taxes:

(US$ millions)	2023	2022	2021
EBITDA for reportable segments	2,609	2,638	2,640
Depreciation	(978)	(999)	(804)
Amortization	(360)	(345)	(310)
Share of profit in joint venture	42	32	210
Other operating income (expenses), net	10	(2)	5
Interest and other financial expenses	(712)	(617)	(495)
Interest and other financial income	28	18	23
Revaluation of previously held interests in Guatemala	—	—	670
Other non-operating (expenses) income, net	36	(78)	(49)
Profit (loss) from other joint ventures and associates, net	(3)	—	(40)
Honduras as joint venture	(272)	(262)	(259)
Unallocated expenses and other reconciling items (i)	(225)	(148)	(864)
Profit before taxes from continuing operations	175	238	728
(i) The unallocated expenses are primarily related to centrally managed costs.

Disclosure of number of permanent employees
Number of permanent employees

	2023	2022	2021
Subsidiaries (i)	15,742	18,534	19,749
Joint ventures (ii)	785	912	938
Total	16,527	19,446	20,687
(i)    Emtelco (subsidiary of UNE EPM Telecomunicaciones S.A.) headcount are excluded from this disclosure and any internal reporting because their costs are classified as direct costs and not employee related costs. Includes Guatemala for 2021.
(ii) Only Honduras for 2023, 2022 and 2021.
Disclosure of employee related costs

	Notes	2023	2022	2021
		(US$ millions)
Wages and salaries		(463)	(372)	(361)
Social security		(73)	(69)	(66)
Share based compensation	B.4.1.	(52)	(29)	(16)
Pension and other long-term benefit costs	B.4.2.	(3)	(2)	(6)
Other employees related costs		(24)	(22)	(25)
Total		(614)	(494)	(474)

Disclosure of cost of share-based compensation
Cost of share-based compensation

	2023	2022	2021
	(US$ millions)
2019 incentive plans	—	—	3
2020 incentive plans	—	(3)	(3)
2021 incentive plans	(10)	(11)	(17)
2022 incentive plans	(10)	(15)	—
2023 incentive plans	(32)	—	—
Total share based compensation	(52)	(29)	(17)

Disclosure of assumptions and fair value of the shares under the TSR portion
Assumptions and fair value of the shares under the TSR portion(s)
For the performance share plans, and in order to calculate the fair value of the TSR portion of those plans, it is necessary to make a number of assumptions which are set out below. The assumptions have been set based on an analysis of historical data as at grant date.

	Risk-free rate %	Dividend yield %	Share price volatility(i) %	Award term (years)	Share fair value (in US$)
Performance share plan 2023 (Relative TSR)	4.66	0.00	52.88	2.82	31.13
Performance share plan 2022 (Relative TSR)	2.01	0.00	47.94	2.80	29.12
Performance share plan 2021 (Relative TSR)	0.29	1.28	46.28	2.82	52.99
Performance share plan 2020 (Relative TSR)	0.61	1.47	24.54	2.93	55.66
Performance share plan 2019 (Relative TSR)	(0.24)	3.01	26.58	2.93	49.79
(i) Historical volatility retained was determined on the basis of a three-year historic average.
Disclosure of plan awards and shares expected to vest
Plan awards and shares expected to vest

	2023 plans		2022 plans		2021 plans		2020 plans
	PSP	DSP	PSP	DSP	PSP	DSP	PSP	DSP
			(number of shares)
Initial shares granted	818,842	2,375,143	306,641	865,862	451,363	536,890	341,897	370,131
Additional shares granted(i)	—	—	—	47,588	—	5,824	—	5,928
Effect of the Right Offering(ii)	—	—	83,926	227,947	115,575	93,375	20,862	32,526
Revision for forfeitures	(101,108)	(51,309)	(52,623)	(54,595)	(63,624)	(45,747)	—	(41,791)
Total before issuances	717,734	2,323,834	337,944	1,086,802	503,314	590,342	362,759	366,794
Shares issued in 2020	—	—	—	—	—	—	—	(3,571)
Shares issued in 2021	—	—	—	—	(1,121)	(5,760)	—	(113,653)
Shares issued in 2022	—	—	—	(13,957)	(2,071)	(160,596)	—	(100,362)
Shares issued in 2023	(31,124)	(354,331)	(29,885)	(476,256)	(120,419)	(234,157)	—	(149,208)
Performance conditions not met	—	—	—	—	—	—	(362,759)	—
Shares still expected to vest	686,610	1,969,503	308,059	596,589	379,703	189,829	—	—
Estimated cost over the vesting period (US$ millions)	11	42	6	20	18	19	—	—
(i)    Additional shares granted represent grants made for new joiners and/or as per CEO contractual arrangements.
(ii)     In 2022, as per plan rules, additional shares have been granted to all participants for unvested plans as a result of the effect of the right offering (see note C.1. ).

Disclosure of directors renumeration charge
Remuneration charge for the non-executive Directors of the Board (gross of withholding tax)

	2023	2022	2021
	(US$ ’000)
Chairperson	315	315	300
Other non-executive directors of the Board	1,360	1,408	1,338
Total (i)	1,675	1,723	1,638

Shares beneficially owned by the non-executive Directors

	2023	2022
	(number of shares)
Chairperson	—	43,891
Other non-executive directors of the Board	94,718	152,298
Total (i)	94,718	196,189
(i)Cash compensation is denominated in USD. Share based compensation is based on the market value of Millicom shares on the corresponding AGM date (2023: in total 42,141shares; 2022: in total 41,167 shares; 2021: in total 24,737 shares. Net remuneration comprised 75% in shares and 25% in cash (SEK) (2022: 73% in shares and 27% in cash; 2021: 73% in shares and 27% in cash).
Disclosure of executive team renumeration charge
Remuneration charge for the Executive Team

	Mr. Mauricio Ramos	Mr. Sheldon Bruha	Other Executive Team Members (6 members) (i)
	(US$ ’000)
2023
Base salary	1,225	644	3,034
Bonus	1,249	493	1,525
Pension	293	173	727
Other benefits	88	140	301
MSU (amount earned)	—	—	—
Termination benefits	—	—	804
Total before share based compensation	2,856	1,450	6,391
Share based compensation(ii)	11,831	2,449	7,383
Total	14,687	3,898	13,774

	Mr. Mauricio Ramos	Mr. Sheldon Bruha	Mr. Tim Pennington	Other Executive Team Members (5 members) (i)
	(US$ ’000)
2022
Base salary	1,216	598	581	2,883
Bonus	1,650	541	—	2,044
Pension	287	144	87	663
Other benefits	82	67	40	312
MSU (amount earned)	373	—	67	174
Termination benefits	—	—	877	—
Total before share based compensation	3,608	1,351	1,653	6,076
Share based compensation(ii)	5,567	688	888	4,927
Total	9,175	2,039	2,540	11,004

	Mr. Mauricio Ramos	Mr. Tim Pennington	Other Executive Team Members (5 members) (i)
	(US$ ’000)
2021
Base salary	1,185	708	2,783
Bonus	2,164	969	2,718
Pension	284	106	652
Other benefits	88	46	791
MSU (amount earned)	991	198	545
Total before share based compensation	4,712	2,027	7,489
Share based compensation(ii)	7,914	1,652	5,383
Total	12,626	3,679	12,872
(i)    'For 2023, 'Other Executives' includes compensation paid to Mr. Maxime Lombardini (who joint the Group in September 2023). For 2023, 2022 and 2021, Other Executives' includes also compensation paid to Mr. Esteban Iriarte, former Chief Operating Officer (departed in May, 2023) and Ms Susy Bobenrieth (departed in December, 2023).
(ii) See note B.4.1. for further details on share-based compensation. Calculated based on the closing Millicom share price on the Nasdaq in the US at the grant date. 1,132,654 and 916,219 were awarded in 2023 to Mauricio Ramos, Sheldon Bruha and the Executive Team (2022: 290,049 and 338,171, respectively; 2021: 196,904 and 211,578, respectively).
Disclosure of vested and unvested share awards beneficially granted to the Executive team

	CEO	Executive team	Total
	(number of shares)
2023
Share ownership (vested from equity plans and otherwise acquired)	459,948	259,694	719,642
Share awards not vested	1,082,451	490,736	1,573,187
2022
Share ownership (vested from equity plans and otherwise acquired)	426,607	297,061	723,668
Share awards not vested	519,006	593,765	1,112,771

Disclosure of other non-operating (expenses) income, net
Non-operating items mainly comprise changes in fair value of derivatives and the impact of foreign exchange fluctuations on the results of the Group.

	Note	2023	2022	2021
		(US$ millions)
Change in fair value of derivatives	C.7.2.	4	12	3
Change in fair value in investment in Milvik (i)		—	(6)	—
Change in fair value in investment in HT (ii)	C.7.3.	—	—	18
Change in value of call option asset and put option liability (iii)	C.7.4.	(2)	(1)	(31)
Exchange gains (losses), net		31	(84)	(42)
Other		3	1	2
Total other non-operating (expenses) income, net		36	(78)	(49)
(i) (Milvik) Please see note A.3.
(ii) In June 2021, Millicom disposed of its entire stake in Helios Towers (HT) for a total net consideration of $163 million, triggering a net loss on disposal of $15 million recorded in the statement of income under ‘other operating income (expenses), net’. The changes in fair value prior to the disposal were shown under "Other non-operating (expenses) income, net"
(iii) Until June 29, 2022, date on which the non-controlling shareholders of Tigo Panama exercised their put option right to sell their remaining 20% shareholding to Millicom (see note A.1.2.).
Disclosure of income tax charge
Income tax charge

	2023	2022	2021
	(US$ millions)
Income tax (charge) credit
Withholding tax	(81)	(70)	(56)
Other income tax relating to the current year	(170)	(165)	(106)
Adjustments in respect of prior years	(10)	(39)	(13)
Total	(261)	(274)	(175)
Deferred tax (charge) credit
Origination and reversal of temporary differences	44	168	72
Effect of change in tax rates	1	—	29

Tax income (expense) before valuation allowances	45	168	101
(Increase)/decrease in unrecognised deferred tax assets and impairment(i)	(209)	(114)	(81)
Total	(164)	54	20
Adjustments in respect of prior years	1	(2)	(3)
	(163)	52	17
Tax (charge) credit on continuing operations	(424)	(222)	(158)
Tax (charge) credit on discontinuing operations	—	(3)	(31)
Tax expense	(424)	(225)	(189)
(i) Mainly due to the impairment of tax credits and deferred tax assets, resulting from the application of IAS12 over their recognition.
Disclosure of income tax calculation
Reconciliation between the tax expense and tax at the weighted average statutory tax rate is as follows:
Income tax calculation

	2023			2022			2021
	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
	(US$ millions)
Profit before tax	175	4	179	238	116	354	728	3	731
Tax at the weighted average statutory rate	(27)	(1)	(28)	(47)	(27)	(74)	(153)	(1)	(154)
Effect of:
Items taxed at a different rate	10	—	10	37	—	37	9	—	9
Change in tax rates on deferred tax balances	1	—	1	—	—	—	29	—	29
Expenditure not deductible and income not taxable	(121)	1	(120)	1	26	27	83	(4)	79
Unrelieved withholding tax	(80)	—	(80)	(68)	—	(68)	(55)	—	(55)
Accounting for associates and joint ventures	13	—	13	9	—	9	41	—	41
Movement in deferred tax on unremitted earnings	(2)	—	(2)	1	—	1	(15)	—	(15)
Unrecognized deferred tax assets and impairment of deferred tax assets	(209)	—	(209)	(114)	(2)	(116)	(138)	(6)	(144)
Recognition of previously unrecognized deferred tax assets	—	—	—	—	—	—	57	—	57
Adjustments in respect of prior years	(9)	—	(9)	(41)	—	(41)	(16)	(20)	(36)
Tax expense	(424)	—	(424)	(222)	(3)	(225)	(158)	(31)	(189)
Weighted average statutory tax rate	15.4%		15.6%	19.7%		20.9%	21.0%		21.1%
Effective tax rate	242.3%		236.9%	93.3%		63.6%	21.7%		25.9%
Tax expense increase from December 31, 2022, is mainly due to the impairment of tax credits and deferred tax assets in Colombia, resulting from the application of IAS12 over their recognition.

Disclosure of deferred taxes and deductible temporary differences
Deferred tax

	Fixed assets	Unused tax losses	Unremitted earnings	Other	Offset	Total
	(US$ millions)
Balance at December 31, 2021	(130)	156	(26)	(34)	—	(34)
Deferred tax assets	97	156	—	162	(235)	180
Deferred tax liabilities	(227)	—	(26)	(196)	235	(214)
Balance at December 31, 2021	(130)	156	(26)	(34)	—	(34)
Transfers to Assets Held for Sale	57	—	—	(9)	—	48
(Charge)/credit to income statement	29	(131)	1	153	—	52
Charge to Other Comprehensive Income	—	—	—	1	—	1
Exchange differences	—	(3)	—	(8)	—	(11)
Balance at December 31, 2022	(44)	22	(25)	103	—	56
Deferred tax assets	109	22	—	104	(31)	204
Deferred tax liabilities	(153)	—	(25)	(1)	31	(148)
Balance at December 31, 2022	(44)	22	(25)	103	—	56
(Charge)/credit to income statement	(92)	(24)	(2)	(47)	—	(165)
Charge to Other Comprehensive Income	—	—	—	(1)	—	(1)
Reclassification from other accounts (i)	96	—	—	—	—	96
Exchange differences	7	2	1	4	—	14
Balance at December 31, 2023	(33)	—	(26)	60	—	1
Deferred tax assets	88	—	—	64	(11)	141
Deferred tax liabilities	(121)	—	(26)	(4)	11	(140)
Balance at December 31, 2023	(33)	—	(26)	60	—	1
(i) Reclassification of certain tax credits from current tax assets to deferred tax assets in Colombia, resulting from the application of IAS12.

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Fixed assets	Unused tax losses	Other	Total
	(US$ millions)
At December 31, 2023	122	5,623	518	6,263
At December 31, 2022	90	5,535	71	5,696

Disclosure of unrecognized loss carryforwards
Unrecognized tax losses carryforward related to continuing operations expire as follows:

	2023	2022
	(US$ millions)
Expiry:
Within one year	1	—
Within one to five years	15	3
After five years	1,612	1,598
No expiry	3,995	3,934
Total	5,623	5,535
The Group has unrecognized tax losses in the following jurisdictions:

	2023	2022
Jurisdiction:	(US$ millions)
Luxembourg	5,108	5,197
Colombia	479	222
Sweden	16	16
Panama	12	—
The Netherlands	3	4
Bolivia	3	2
Curacao	1	94
United Kingdom	1	—
Unrecognized tax losses	5,623	5,535

Disclosure of earnings per share
Net profit/(loss) used in the earnings (loss) per share computation

	2023	2022	2021(ii)
	(US$ millions)
Basic and Diluted
Net profit (loss) attributable to equity holders from continuing operations	(86)	64	618
Net profit (loss) attributable to equity holders from discontinued operations	4	113	(28)
Net profit (loss) attributable to all equity holders to determine the profit (loss) per share	(82)	177	590

in thousands
Weighted average number of ordinary shares for basic earnings per share	171,397	139,049	128,571
Effect of dilutive share-based compensation plans	—	640	549
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution (i)	171,397	139,690	129,120

	(U.S. dollars)
Basic
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company	(0.50)	0.46	4.81
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company	0.02	0.81	(0.22)
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company	(0.48)	1.27	4.59
Diluted
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company	(0.50)	0.46	4.79
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company	0.02	0.81	(0.22)
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company	(0.48)	1.27	4.57
(i) For the purpose of calculating the diluted earnings (loss) per common share, the weighted average outstanding shares used for the basic earnings (loss) per common share were increased only by the portion of the shares which have a dilutive effect on the earnings (loss) per common share. As a result, for years in which the Group has reported net loss, diluted net loss per share is the same as the basic net loss per share, because dilutive ordinary shares are not assumed to have been issued if their effect is anti-dilutive. Accordingly, 1,433 thousand potential ordinary shares as a result of share-based compensation plans were not considered in 2023 EPS as their impact was anti-dilutive.
(ii) As required by IAS 33 ‘Earnings per share’ the impact of the bonus element included within the rights offering (see note C.1. ) has been included in the calculations of the basic and diluted earnings per share for 2022 and comparative figures have been re-presented accordingly.